Equity Investments (Details Narrative)	5 Months Ended
Aug. 31, 2020 USD ($)
Impairment charge	$ 19,553
GSL Healthcare [Member]
Interest	10.00%
Ownership percentages	5.00%
Equity Investments purchase price	$ 19,553